Cash and Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents At Carrying Value [Abstract]
Cash at bank	$ 4,276	$ 13,603
Term deposits	10	4,110
Cash in hand	12	21
Cash and cash equivalents	$ 4,298	$ 17,734	$ 53,787	$ 63,607